Restricted Cash (Details) - Schedule of Company’s Restricted Cash - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company's Restricted Cash [Abstract]
Restricted cash in banks	$ 11,337,223	$ 20,592,223
Total	$ 11,337,223	$ 20,592,223